Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value, class
Disclosure of fair value measurement of liabilities [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 206	€ (72)
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	729	732
Realised gain/loss recognised in the statement of profit or loss during the period	(206)	72
Additions	274	142
Redemptions	(222)	(156)
Maturity/settlement	(26)	(30)
Transfers into Level 3	399	72
Transfers out of Level 3	(179)	(102)
Exchange rate differences	0	0
Closing balance	770	729
Level 3 | Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	382	229
Realised gain/loss recognised in the statement of profit or loss during the period	(104)	224
Additions	55	53
Redemptions	(12)	(102)
Maturity/settlement	(15)	(13)
Transfers into Level 3	364	40
Transfers out of Level 3	(33)	(49)
Exchange rate differences	0	0
Closing balance	637	382
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	301	449
Realised gain/loss recognised in the statement of profit or loss during the period	(98)	(151)
Additions	190	72
Redemptions	(209)	(53)
Maturity/settlement	(7)	(16)
Transfers into Level 3	0	0
Transfers out of Level 3	(111)	0
Exchange rate differences	0	0
Closing balance	67	301
Level 3 | Financial liabilities designated as at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	47	54
Realised gain/loss recognised in the statement of profit or loss during the period	(5)	(2)
Additions	29	18
Redemptions	0	(2)
Maturity/settlement	(4)	(1)
Transfers into Level 3	34	32
Transfers out of Level 3	(34)	(54)
Exchange rate differences	0	0
Closing balance	€ 67	€ 47